Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	The components of income tax expense are as follows:

	2013	2012
Current	$1,785,165	$1,444,792
Deferred	(25,498)	276,492

	$1,759,667	$1,721,284

Summary of Reconciliation of Expected Income Tax Expense Computed at Statutory Federal Income Tax Rate

A reconciliation of expected income tax expense computed at the statutory federal income tax rate of 34% to income tax expense included in the statements of income is as follows:

	2013	2012
Expected tax expense	$1,580,666	$1,531,416
State income tax, net of federal tax benefit	207,817	195,474
Tax exempt income	(75,568)	(69,724)
Nondeductible and other items	46,752	64,118

	$1,759,667	$1,721,284

Summary of Significant Components of Net Deferred Tax Assets

Net deferred tax assets are included in other assets in the consolidated balance sheets. The significant components of net deferred tax assets at December 31, 2013 and 2012 are summarized as follows:

	2013	2012
Deferred tax assets
Allowance for loan losses	$878,918	$941,475
Deferred compensation liability	609,777	537,791
Net unrealized loss on securities available for sale	26,301	37,796
Write down and expenses of foreclosed assets	—	25,095
Interest income on non-accrual loans	162,335	126,334
Lower of cost or market adjustment on loans transferred from available for sale to portfolio	15,322	19,834

	1,692,653	1,688,325

Deferred tax liabilities
Depreciation	305,985	302,314
Net deferred loan cost	100,374	113,080
Other	19,091	19,731

	425,450	435,125

Net deferred tax asset	$1,267,203	$1,253,200